Consulting and Other Agreements (Details) (USD $)					12 Months Ended	1 Months Ended			6 Months Ended
	Jul. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Mr. Jerrald Ginder [Member]	May 31, 2011 Fountainhead [Member]	Feb. 28, 2010 Fountainhead [Member]	Aug. 31, 2011 Greenbridge Capital Partners [Member]	Jun. 30, 2012 Greenbridge Capital Partners [Member]	Jul. 31, 2012 Greenbridge Capital Partners [Member]	Mar. 04, 2012 Greenbridge Capital Partners [Member]	Aug. 18, 2011 Greenbridge Capital Partners [Member]	Jun. 30, 2011 Greenbridge Capital Partners [Member]	Jul. 31, 2012 Partizipant, LLC [Member]	Jul. 31, 2011 Partizipant, LLC [Member]	Jun. 30, 2012 Brunella Jacs, LLC [Member]	Jun. 06, 2011 Burnham Hill Advisors, LLC. [Member]
Consulting and Other Agreements (Textual)
Common stock, value	$ 50,000	$ 87,008	$ 80,721	$ 72,449	$ 360,000											$ 30,000
Common stock issued for consulting services	2,222,222	870,083,225	807,205,445	724,488,929	18,000,000						15,500,000		15,500,000			1,333,333
Monthly payment made in consulting agreement					60,000		37,500
Payment made in original agreement for consultancy services							8,500
Payment made in supplement agreement for consultancy services						29,000	29,000
Description of accrued and paid of consulting fee at the option of consultant						(i) In Vycor stock at any time at $0.0225 per share; or (ii) in cash following the closing of a fundraising of no less than $2.5 million or on the sale of the Company or a substantial part of the assets thereof at any time after June 30, 2011	(i) In Vycor stock at any time at $0.125 per share for the Original Agreement and $0.0225 per share for the Supplement; or (ii) in cash following the closing of a fundraising of no less than $2.5 million or on the sale of the Company or a substantial part of the assets thereof at any time after June 30, 2011.
Maximum cash payment for consulting services						5,000	5,000
Repurchase of common shares, total purchase price					60,000				1,033.33
Repurchase of common shares, shares					2,666,667				10,333,333
Number of shares that are no longer subject of repurchase option									5,166,667	5,166,667	5,166,667	5,166,667
One time payment for consulting services														357,000	300,000
Period to terminate agreement					30 days
Term of consultancy agreement					1 year
Aggregate compensation recognized in respect of Consulting Agreement					91,720
Description of option to repurchase shares								Company would have the option to repurchase 5,166,666 of the shares prior to November 30, 2011 and an additional 5,166,667 shares prior to February 28, 2012.
Description of option to repurchase shares after amendment								After Consulting Agreement amended, option to repurchase 5,166,666 of the shares is exercisable by the Company prior to April 15, 2012 and an additional 5,166,667 shares prior to April 30, 2012.
Restricted shares issued of Common Stock																	1,000,000
Fees received by Company per month																	$ 10,000